Schedule of Equity in Nonconsolidated Investment (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Nov. 30, 2017
Schedule of Equity Method Investments [Line Items]
Equity Investment, Ownership Percentage	93.80%		93.80%
Equity Investment	$ 76,208	$ 69,215
Equity Investment
Schedule of Equity Method Investments [Line Items]
Equity Investment	$ 57,600
Nonconsolidated Investment | Equity Investment | USA
Schedule of Equity Method Investments [Line Items]
Equity Investment, Ownership Percentage	93.80%
Equity Investment	$ 57,645